Concentration of Credit Risk and Trade Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer
Entity-wide revenue by major customer, percentage	100.00%	100.00%	100.00%
Allowance for doubtful accounts receivable	$ 0	$ 0	$ 0
Customer A [Member]
Revenue, Major Customer
Entity-wide revenue by major customer, percentage	30.00%	41.00%	25.00%
Customer B [Member]
Revenue, Major Customer
Entity-wide revenue by major customer, percentage	14.00%	18.00%	30.00%
Cusotmer C [Member]
Revenue, Major Customer
Entity-wide revenue by major customer, percentage	13.00%	15.00%	11.00%
Customer Other [Member]
Revenue, Major Customer
Entity-wide revenue by major customer, percentage	43.00%	26.00%	34.00%